Employee benefit obligations - Defined benefit obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit obligations	$ 305,000,000	$ 324,000,000
Germany
Disclosure of defined benefit plans [line items]
Defined benefit obligations	98,000,000	103,000,000
Obligations
Disclosure of defined benefit plans [line items]
Current service cost	6,000,000	7,000,000
Exceptional past service charges		3,000,000
Unfunded
Disclosure of defined benefit plans [line items]
Defined benefit obligations	100,000,000	105,000,000
Other employee benefit obligations
Disclosure of defined benefit plans [line items]
Interest income/ cost	2,000,000	2,000,000
Current service cost	5,000,000	3,000,000
Exceptional past service charges	$ 0	$ 1,000,000